Movement of Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at end of the year	$ 4,646	$ 1,985
Allowance for Doubtful Accounts, Current
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of the year	9,394	13,133	9,151
Charge to expenses	582	10,386	8,244
Reversal	(2,188)	(130)	(40)
Written-off		(14,511)	(4,498)
Exchange difference	8	516	276
Balance at end of the year	$ 7,796	$ 9,394	$ 13,133